Borrowings and Lines of Credit (Short-Term Borrowings) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Commercial Paper	$ 200	$ 320
Other Short-term Borrowings	188	183
Short-term borrowings	$ 388	$ 503